As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.80%
	Aerospace & Defense - 4.09%
670	KBR, Inc.	$9,487
500	Northrop Grumman Corp.	24,060
		33,547
	Air Freight & Logistics - 2.92%
470	FedEx Corp.	23,942
	Beverages - 2.09%
400	The Coca-Cola Co.	17,088
	Chemicals - 4.84%
310	Agrium Inc. (b)	10,376
600	BASF SE - ADR	17,592
450	Eastman Chemical Co.	11,678
		39,646
	Commercial Banks - 1.44%
1,800	Bank of America Corp.	11,844
	Construction & Engineering - 1.42%
300	Fluor Corp.	11,670
	Diversified Financial Services - 3.17%
3,000	Citigroup Inc.	10,650
600	JPMorgan Chase & Co.	15,306
		25,956
	Electric Utilities - 3.24%
300	Exelon Corp.	16,266
200	FPL Group, Inc.	10,310
		26,576
	Electronic Equipment, Instruments & Components - 1.19%
690	Tyco Electronics Ltd.	9,770
	Food Products - 2.98%
600	ConAgra Foods, Inc.	10,260
1,600	Tyson Foods, Inc. - Class A	14,160
		24,420
	Health Care Providers & Services - 0.87%
6,700	Tenet Healthcare Corp. (a)	7,169
	Home Improvement Stores - 2.36%
900	Home Depot, Inc.	19,377
	Insurance - 9.20%
2,960	American International Group, Inc.	3,789
13,300	Conseco, Inc. (a)	30,989
14,000	XL Capital Ltd. - Class A	40,600
		75,378
	Internet & Catalog Retail - 2.20%
1,500	eBay Inc. (a)	18,030
	Internet Software & Services - 3.30%
80	Google Inc. - Class A (a)	27,082

	Land Subdividers & Developers, Except Cemeteries - 3.49%
4,800	MI Developments, Inc. - Class A	28,608
	Machinery - 2.60%
400	Flowserve Corp.	21,324
	Metals & Mining - 1.43%
1,500	Alcoa Inc.	11,685
	Oil & Gas - 4.02%
670	Royal Dutch Shell PLC - ADR	32,984
	Personal Products - 3.45%
1,500	NBTY, Inc. (a)	28,305
	Pharmaceuticals - 9.40%
2,330	Pfizer, Inc.	33,971
900	Schering-Plough Corp.	15,804
1,000	Watson Pharmaceuticals, Inc. (a)	27,280
		77,055
	Residential Construction - 2.76%
3,900	Lennar Corp. - Class B	22,620
	Real Estate Investment Trusts - 1.56%
8,000	CapLease, Inc.	12,800

	Software - 21.61%
4,600	CA Inc.	82,754
3,260	Microsoft Corp.	55,746
2,300	Oracle Corp. (a)	38,709
		177,209
	Tobacco - 3.17%
700	Philip Morris International, Inc.	26,005
	TOTAL COMMON STOCKS (Cost $1,617,475)	810,090

	SHORT-TERM INVESTMENTS - 1.12%
4,575	SEI Daily Income Treasury Fund	4,575
4,575	SEI Daily Income Trust Government Fund	4,575
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,150)	9,150

	Total Investments in Securities (Cost $1,626,625) - 99.92%	819,240
	Other Assets in Excess of Liabilities - 0.08%	649
	NET ASSETS - 100.00%	$819,889

	ADR - American Depositary Receipt
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows**:

Cost of investments	$1,786,668

Gross unrealized appreciation	$14,593
Gross unrealized depreciation	(982,021)
Net unrealized depreciation	$(967,428)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at January 31, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$819,240	$819,240	$ —	$ —
Total	$819,240	$819,240	$ —	$ —

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 98.24%	Value
	Air Freight & Logistics - 1.03%
2,300	Livingston International Income Fund (b)	10,785
	Building Products - 1.91%
2,000	Griffon Corp. (a)	19,900
	Chemicals - 0.90%
200	CF Industries Holdings, Inc.	9,400

	Computers & Peripherals - 1.35%
3,150	STEC Inc. (a)	14,112
	Consumer Finance - 4.55%
3,430	Nelnet, Inc. - Class A	47,403
	Containers & Packaging - 3.00%
5,880	UFP Technologies, Inc. (a)	31,223
	Electric Utilities - 2.05%
1,100	Portland General Electric Company	21,395
	Energy Equipment & Services - 1.28%
3,850	Global Industries, Ltd. (a)	13,282
	Food Products -10.46%
800	Imperial Sugar Company	9,088
21,696	Overhill Farms, Inc. (a)	99,801
		108,889
	Health Care Providers & Services - 1.12%
10,870	Tenet Healthcare Corp. (a)	11,631
	Hotels, Restaurants & Leisure - 12.17%
10,090	Boston Pizza Royalties Income Fund (b)	71,669
1,690	Famous Dave's of America, Inc. (a)	5,171
4,400	Interval Leisure Group, Inc. (a)	22,044
5,800	Second Cup Royalty Income Fund (b)	27,859
		126,743
	Insurance - 8.22%
17,300	Conseco, Inc. (a)	40,309
15,600	XL Capital Ltd - Class A	45,240
		85,549
	Internet Software & Services - 5.39%
3,762	Bidz.com, Inc. (a)	11,813
25,513	LiveDeal, Inc. (a) (c)	44,265
		56,078
	IT Services - 5.82%
16,419	infoGROUP, Inc.	60,586
	Land Subdividers & Developers, Except Cemeteries - 3.90%
6,820	MI Developments, Inc. - Class A	40,647
	Machinery - 4.84%
3,200	Armtec Infrastructure Trust Unit (b)	50,365
	Metals & Mining - 0.94%
1,160	A. M. Castle & Co.	9,814
	Paper & Forest Products - 1.50%
8,700	Kapstone Paper and Packaging Corp. (a)	15,573
	Personal Products - 11.00%
5,900	Argan, Inc. (a)	65,490
2,600	NBTY, Inc. (a)	49,062
		114,552
	Pharmaceuticals - 3.41%
1,300	Watson Pharmaceuticals, Inc. (a)	35,464
	Real Estate - 3.61%
23,480	CapLease, Inc.	37,568
	Residential Construction - 2.62%
4,700	Lennar Corp. - Class B	27,260
	Software - 1.03%
3,004	Actuate Corp. (a)	10,694
	Specialty Retail - 1.88%
1,320	Rent-A-Center, Inc. (a)	19,602
	Textiles, Apparel & Luxury Goods - 4.26%
15,970	Crown Crafts, Inc. (a) (c)	34,655
2,720	Hampshire Group, Ltd. (a) (c)	9,724
		44,379
	TOTAL COMMON STOCKS (Cost $1,873,518)	1,022,894

	SHORT-TERM INVESTMENTS - 1.75%
9,098	SEI Daily Income Treasury Fund	9,098
9,098	SEI Daily Income Trust Government Fund	9,098
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,196)	18,196

	Total Investments in Securities (Cost $1,891,714) - 99.99%	1,041,090
	Other Assets in Excess of Liabilities - 0.01%	83
	NET ASSETS - 100.00%	$1,041,173

(a) Non-income producing security.
(b) Foreign issued security.
(c) Security is considered illiquid. As of January 31, 2009, the value of these investments were $88,644 or 8.51% of net assets.
		Dates
Security	Shares	Acquired	Cost Basis
Crown Crafts, Inc.	15,970	6/07-9/08	$60,762
Hampshire Group, Ltd.	2,720	6/07-10/07	42,532
LiveDeal, Inc.	25,513	6/07-7/08	116,259

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows**:

Cost of investments	$1,919,115

Gross unrealized appreciation	$41,585
Gross unrealized depreciation	(919,610)
Net unrealized depreciation	$(878,025)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at January 31, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,041,090	$1,041,090	$ —	$ —
Total	$1,041,090	$1,041,090	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   3/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   3/20/2009

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/20/2009

* Print the name and title of each signing officer under his or her signature.